Summary of Significant Accounting Policies - Schedule of Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Balance Sheet [Line Items]
Prepaid expenses and other assets, current	$ 508	$ 887
Total current assets	5,757	8,896
Prepaid expenses and other assets		488
Accrued expenses	5,864	3,713
Related Party [Member]
Schedule of Consolidated Balance Sheet [Line Items]
Accrued interest (related party)		703
As Previously Reported [Member]
Schedule of Consolidated Balance Sheet [Line Items]
Prepaid expenses and other assets, current		1,375	$ 1,588
Total current assets		9,384	7,456
Prepaid expenses and other assets
Accrued expenses		4,416	$ 4,613
As Previously Reported [Member] | Related Party [Member]
Schedule of Consolidated Balance Sheet [Line Items]
Accrued interest (related party)
Adjustments [Member]
Schedule of Consolidated Balance Sheet [Line Items]
Prepaid expenses and other assets, current		(488)
Total current assets		(488)
Prepaid expenses and other assets		488
Accrued expenses		(703)
Adjustments [Member] | Related Party [Member]
Schedule of Consolidated Balance Sheet [Line Items]
Accrued interest (related party)		$ 703